OPERATING REVENUES - Schedule of revenues earned from time charters, voyage charters and other revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Lease	$ 327,533
Non-lease	169,293
Total	496,826	$ 409,900
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	314,736
Non-lease	0
Total	314,736	181,693
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	12,797
Non-lease	168,100
Total	180,897	226,946
Other revenues
Disaggregation of Revenue [Line Items]
Lease	0
Non-lease	1,193
Total	$ 1,193	$ 1,261